Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2025, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, as well as other commitments related to services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for
	Service Fee	Capital	Licensed Content	Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2026	327,771	138,731	774,907	75,784	1,317,193
2027	217,220	511	148,491	1,527	367,749
2028	209,986	7,887	2,107	326	220,306
2029	183,022	—	802	—	183,824
Beyond 2029	—	—	800	—	800
	937,999	147,129	927,107	77,637	2,089,872